As filed with the Securities and Exchange Commission on August 30, 2018

Securities Act File No. 333-152915
Investment Company Act File No. 811-22227

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

Post-Effective Amendment No. 157 |X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

Amendment No. 159 |X|

(Check appropriate box or boxes.)

INDEXIQ ETF TRUST
(Exact Name of Registrant as Specified in Charter)

51 Madison Avenue
New York, NY 10010
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 474-7725

Matthew V. Curtin, Esq.
IndexIQ Advisors LLC
51 Madison Avenue
New York, NY 10010

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on September 28, 2018, pursuant to paragraph (b)(1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on _______, pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on _______, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒           This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

Explanatory Note

This Post-Effective Amendment No. 157 to the Registrant’s Registration Statement on Form N-1A is being filed solely for the purpose of delaying, until September 28, 2018, the effectiveness of the registration statement for IQ 500 International ETF and IQ 500 ETF (the “Funds”), filed in Post-Effective Amendment No. 133 on March 16, 2018, the effectiveness of which was delayed pursuant to Post-Effective Amendment No. 139, filed on May 30, 2018, Post-Effective Amendment No. 143, filed on June 28, 2018, Post-Effective Amendment No. 146, filed on July 12, 2018, and Post-Effective Amendment No. 150, filed on August 2, 2018.

This Post-Effective Amendment No. 157 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 133. This Post-Effective Amendment does not affect the currently effective prospectuses and statements of additional information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 157 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on this 30th day of August, 2018.

INDEXIQ ETF TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Reena Aggarwal*	Trustee	August 30, 2018
Reena Aggarwal

/s/ Michael A. Pignataro*	Trustee	August 30, 2018
Michael A. Pignataro

/s/ Paul D. Schaeffer*	Trustee	August 30, 2018
Paul D. Schaeffer

/s/ Kirk C. Lehneis	Trustee, President and	August 30, 2018
Kirk C. Lehneis	Principal Executive Officer

/s/ Adefolahan Oyefeso	Treasurer, Principal	August 30, 2018
Adefolahan Oyefeso	Financial Officer, and
Principal Accounting Officer

/s/ Matthew V. Curtin*

Matthew V. Curtin, Attorney-in-fact

* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED